CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total	Shares of Common Stock		Shares of Preferred Stock	Common Stock and Additional Paid-in Capital	Preferred Stock	Accumulated Deficit
Balance at Dec. 31, 2018		$ 6,151				$ 61,900	$ 62,423	$ (118,172)
Balance (in shares) at Dec. 31, 2018	[1]		1,688,000
Balance (in shares) at Dec. 31, 2018					2,812,000
Stock-based compensation		92				92
Net income (loss)		5,500						5,500
Balance at Dec. 31, 2019		$ 11,743				61,992	62,423	(112,672)
Balance (in shares) at Dec. 31, 2019		1,688,000	1,688,000	[1]
Balance (in shares) at Dec. 31, 2019		2,812,000			2,812,000
Stock-based compensation		$ 12				12
Net income (loss)		(14)						(14)
Balance at Mar. 31, 2020		11,741				62,004	62,423	(112,686)
Balance (in shares) at Mar. 31, 2020			1,688,000
Balance (in shares) at Mar. 31, 2020					2,812,000
Balance at Dec. 31, 2019		$ 11,743				61,992	62,423	(112,672)
Balance (in shares) at Dec. 31, 2019		1,688,000	1,688,000	[1]
Balance (in shares) at Dec. 31, 2019		2,812,000			2,812,000
Stock-based compensation		$ 49				49
Net income (loss)		(688)						(688)
Balance at Dec. 31, 2020		$ 11,104				62,041	62,423	(113,360)
Balance (in shares) at Dec. 31, 2020		1,688,000	1,688,000	[1]
Balance (in shares) at Dec. 31, 2020		2,812,000			2,812,000
Net income (loss)		$ 21						21
Balance at Mar. 31, 2021		$ 11,125				$ 62,041	$ 62,423	$ (113,339)
Balance (in shares) at Mar. 31, 2021		1,688,000	1,688,000
Balance (in shares) at Mar. 31, 2021		2,812,000			2,812,000

[1]	Reflects our one-for-twelve reverse stock split that became effective on December 31, 2018. Refer to Note 1 - Summary of Significant Accounting Policies for further information.